MATERIAL EVENTS DURING THE PERIOD COMMITMENTS AND CONTINGENT LIABILITIES	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Notes and other explanatory information [abstract]
MATERIAL EVENTS DURING THE PERIOD COMMITMENTS AND CONTINGENT LIABILITIES

NOTE 5 - MATERIAL EVENTS DURING THE PERIOD COMMITMENTS AND CONTINGENT LIABILITIES

1.	On February 21, 2025, the Company filed a “shelf” registration statement on Form F-3 with the U.S. Securities and Exchange Commission, registering for sale from time to time, up to $45,000 of any combination of the securities described in the Form F-3, either individually or in units. The Company may also offer ordinary shares or preferred shares upon conversion of debt securities, ordinary shares upon conversion of preferred shares, or ordinary shares, preferred shares or debt securities upon the exercise of warrants or rights.

2.	On March 26, 2025, the Company established a fully owned entity incorporated in Dubai Multi Commodities Centre Authority, United Arab Emirates with the name and style of “SMX Circular Economy FZCO”.

3.	On May 2, 2025, the Company’s shareholders approved the subdivision of its ordinary shares into 1 ordinary share of $0.00000000000001 par value (pre June 16, 2025 and August 7, 2025 reverse splits) with the same rights as each current ordinary share, and 470,250,014,886,351 new deferred shares of US$0.00000000000001 par value with the following rights: (i) each new deferred share shall not entitle the holder thereof to receive notice, attend or vote at general meetings of the Company; (ii) each New Deferred Share shall not entitle the holder thereof to participate in any dividends declared or paid by the Company; and (iii) on a return of capital on a winding up or otherwise, each New Deferred Share shall entitle the holder thereof to receive an amount of US$0.00000000000001 on each deferred share after an amount of $1,000,000,000 has been paid in respect of each ordinary share.

4.	On January 12, 2024, the Company announced that it had entered into a $5 million contract with R&I Trading of New York (“R&I Trading”). The purpose of the agreement was to provide supply chain management services to a NATO member state. Following June 30, 2024, R&I Trading issued a notice of termination and initiated arbitration proceedings concerning disputed payment amounts under the contract. The Company considers the termination to be unlawful and has demanded that R&I Trading fulfil its contractual obligations. Furthermore, the Company believes R&I Trading’s claims lack merit and intends to vigorously

SMX (SECURITY MATTERS) PUBLIC LIMITED COMPANY

NOTES TO THE UNAUDITED INTERIM CONDENSED

CONSOLIDATED FINANCIAL STATEMENTS

(US$ in thousands except share and per share data)

NOTE 5 - MATERIAL EVENTS DURING THE PERIOD COMMITMENTS AND CONTINGENT LIABILITIES (CONT.)

defend itself should formal proceedings commence. The Company is currently engaged in arbitration with R&I Trading. Both parties submitted their statements of claim on January 6, 2025. R&I Trading is seeking full restitution of the amounts it paid under the agreement. In contrast, the Company alleges that R&I Trading breached the contract and has requested the arbitrator to allocate remedies, particularly in the event that the Company incurs additional expenses from suppliers and employees not yet reflected in its damage estimate. The Company has also raised claims for loss of business opportunities and requested declaratory relief in its favor. On March 6, 2025, the parties filed a request for the approval of a mutual procedural arrangement, under which, among other things, R&I Trading will file an affidavit stating that it is not using the Company’s IP rights and has no intention of violating the Company’s IP rights; the Company will withdraw the motion for a declaration and amend its statement of claim accordingly by March 30, 2025; the statements of defense will be filed by April 21, 2025; and the statements of reply will be filed by May 12, 2025. On March 7, 2025, the arbitrator approved the request, and on March 23, 2025, R&I Trading filed its affidavit. To the date of this report, the parties exchanged general affidavits of disclosure and requests for response to questionnaires and for disclosure of documents.

At this preliminary stage, it is not possible to assess the chances of the Company’s claim and the outcome of the arbitration proceedings

NOTE 25 - COMMITMENTS AND CONTINGENT LIABILITIES:

As part of the Board’s ongoing regulatory compliance process, the Board continues to monitor legal and regulatory developments and their potential impact on the Company. Management is not aware of any contingencies that may have a significant impact on the financial position of the Company.

A. In January 2015, the Company entered an agreement with Isorad Ltd. (a company wholly owned by the State of Israel with rights to exclusively commercialize the Soreq Research Center technology for civilian uses), according to which the Company was granted technological license in return for future royalties based on 2.2% of gross sales by the Company and its affiliates and after 25 years the license becomes royalty-free. Upon the occurrence of an M&A event (as such event is defined in the agreement to include mergers, sale of all or substantially all the assets of ours and similar event), in the first M&A event, the Company is to pay a consideration equal to 1% of the amount received or transferred and in the second M&A event, a consideration equal to 2% of the amount received or transferred. This will not apply to any future offer of shares, merger or sale of assets thereafter.

On January 2023, the Company signed an amendment to the agreement that determine the following:

(1) for the BCA with Lionheart, Isorad was issued (a) 864,000 options to purchase shares of the Company, the options were issued in January 2023 and valued using the Black-Scholes pricing model. The main assumptions which were used are: (1) risk-free rate: 3.42%; (2) expected volatility: 81.92%; (3) expected term: up to 3 years; and (4) expected dividend yield: 0%;

The fair value of these options was $33 and recognized as a technology license intellectual property.

(2) Additionally, Isorad will be entitled to 1% of any amount actually received against equity or other funding convertible into equity at the closing of the transaction and until 13 months thereafter (to be paid after reaching an aggregated received amount of 27 million, or at the end of such 13 months, the earlier thereof).

As of December 31, 2024 and 2023, based on the funds the Company actually received, the Company recognized a technology license intellectual property at the amount of $158 and $125, respectively against a liability that reflects the due amount.

(3) Exit fee - in the occurrence of the first M&A event (as such event is defined in such agreement to include mergers, sale of all or substantially all the assets of the Company and similar event) after the closing of the BCA, the Company is to pay a cash amount equal to 1.5% of the amount received or transferred. This will not apply to any future offer of shares, merger or sale of assets thereafter.

B. On January 12, 2024, the Company announced that it entered into a $5 million contract with R&I Trading of New York (“R&I Trading”). The intention of the agreement with R&I Trading was to provide a service on supply chain management to a NATO member state. Subsequent to June 30, 2024, R&I Trading sent a termination notice to the Company and a demand for arbitration with respect to disputed payment amounts under the contract. The Company believes the termination of the contract is unlawful and has demanded that R&I Trading honor its obligations under the contract. The Company further believes R&I Trading’s claims are without merit and intends to defend any action, if and when commenced, vigorously. The Company is currently engaged in an arbitration process with R&I Trading. The statements of claim by the parties to the arbitration proceedings were filed on January 6, 2025. R&I Trading’s statement of claim demands full restitution of the amounts paid by it under the agreement. The Company’s statement of claim alleges that R&I Trading breached the agreement and has requested the arbitrator to grant relief for the division of remedies in the event that the Company is presented with further expenses by suppliers and employees that have not yet been included in its damage estimate. The Company also raised claims regarding loss of opportunities and requested declaratory relief in favor of the Company. Prior to filing the statement of claim, on December 26, 2024, the Company filed a motion for declaratory relief. On January 9, 2025, R&I Trading responded to the motion. On March 6, 2025, the parties filed a request for the approval of a mutual procedural arrangement, under which, among other things, R&I Trading will file an affidavit stating that it is not using the Company’s IP rights and has no intention of violating the Company’s IP rights; the Company will withdraw the motion for a declaration and amend its statement of claim accordingly by March 30, 2025; the statements of defense will be filed by April 21, 2025; and the statements of reply will be filed by May 12, 2025.

On March 7, 2025, the arbitrator approved the request, and on March 23, 2025, R&I Trading filed its affidavit. On May 11, 2025, the parties filed their statements of defense. At this preliminary stage, it is not possible to assess the chances of the Company’s claim and the outcome of the arbitration proceedings

SMX (SECURITY MATTERS) PUBLIC LIMITED COMPANY NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (US$ in thousands)